Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants
(9)	Warrants

The Company’s grants of warrants to purchase common stock are primarily in connection with equity and debt financings. Warrant activity was as follows:

	Shares
Balance December 31, 2022	3,336
Issued	619,185	(1)
Exercised	(353,581)	(2)
Cancelled	(3)
Balance December 31, 2023	268,937
Issued	—
Exercised	(187,415)	(3)
Cancelled	(139)
Balance December 31, 2024	81,383
(1)	Warrants issued in 2023 includes: 472,672 common stock purchase warrants, of which 37,921 are classifies as liability warrants, 136,713 pre-funded warrants, and 9,800 representative’s warrants.
(2)	Warrants exercised in 2023 includes: 188,000 common stock purchase warrants at an exercise price range of $19.14 per share and $13.34 per share, 28,869 common stock purchase warrants (liability warrants) exercised with the alternative cashless option, 136,712 pre-funded warrants at an exercise price range of $0.06 and $0.01 per share.
(3)	Warrants exercised in 2024 includes: 1,811 common stock purchase warrants and 185,604 common stock purchase warrants (liability warrants) exercised with the alternative cash less option.

Warrant Assumptions – 2023 Warrants Issued

The following table provides the assumptions used to calculate the fair value of the new warrants issued during 2023, using a Black-Scholes model:

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Pre-funded warrants - February 2023	1,552	$0.01	96.5%	5.0	3.78%
Representative’s warrants - February 2023	1,265	$510.40	96.5%	5.0	3.79%
Common stock warrants - April 2023	13,806	$178.06	88.4%	5.5	3.56%
Pre-funded warrants - April 2023	8,782	$0.01	88.4%	5.5	3.56%
Representative’s warrants - April 2023	691	$196.04	96.3%	5.0	3.57%
Common stock warrants - October 2023	235,345	$19.14	89.1%	5.0	4.74%
Pre-funded warrants - October 2023	126,380	$0.06	89.1%	5.0	4.74%
Representative’s warrants - October 2023	7,845	$21.05	89.2%	5.0	4.74%

The following table provides the assumptions used to calculate the fair value of the new warrants issued during 2023, using a Monte Carlo model:

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Common stock warrants - November 2023	185,604	$13.34	86.9%	5.5	4.40%

The following table provides the assumptions used in the bifurcated Black-Scholes option pricing model for the common stock purchase warrants classified as a liability:

	Cash Exercise	Cashless Exercise
Stock Price	$342.49	$342.49
Exercise Price	$928.00	$0.00
Term (years)	5.00	5.00
Volatility	96.50%	96.50%
Risk Free Rate	3.784%	3.784%
Dividend Yield	0%	0%

The following table presents the changes in the fair value of the liability warrants:

Common Stock
Purchase Warrants
Fair value as of February 8, 2023 (issuance date)	$10,363
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	(3,878)
Fair value as of December 31, 2023	$72
Gain on changes in fair value of liability warrants	(52)
Fair value as of December 31, 2024	$20